OPERATING SEGMENTS - Geographic information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING SEGMENTS
Interest and valuation	$ 35,544,221	$ 37,046,159	$ 26,796,947
Long-lived assets	24,117,681	22,262,940	23,595,873
Operating Segments
OPERATING SEGMENTS
Interest and valuation	35,544,221	37,046,159
Operating Segments | Reportable Operating Segments
OPERATING SEGMENTS
Interest and valuation	36,264,152	37,766,532	27,132,092
Long-lived assets	15,664,312	15,262,597	14,800,862
Operating Segments | Reportable Operating Segments | Colombia
OPERATING SEGMENTS
Interest and valuation	28,127,681	29,812,448	20,977,845
Long-lived assets	13,614,718	13,466,457	12,666,847
Operating Segments | Reportable Operating Segments | Panama
OPERATING SEGMENTS
Interest and valuation	4,156,413	4,234,542	3,023,461
Long-lived assets	995,045	877,407	1,042,824
Operating Segments | Reportable Operating Segments | El Salvador
OPERATING SEGMENTS
Interest and valuation	1,852,097	1,774,165	1,528,264
Long-lived assets	607,601	547,357	636,071
Operating Segments | Reportable Operating Segments | Guatemala
OPERATING SEGMENTS
Interest and valuation	1,939,808	1,795,597	1,537,811
Long-lived assets	436,804	361,840	445,288
Operating Segments | Reportable Operating Segments | United States of America
OPERATING SEGMENTS
Interest and valuation	63	55	0
Long-lived assets	4,176	4,805	7,504
Operating Segments | Reportable Operating Segments | Bermuda
OPERATING SEGMENTS
Interest and valuation	177	184	2
Long-lived assets	4,416	3,434	0
Operating Segments | Reportable Operating Segments | Puerto Rico
OPERATING SEGMENTS
Interest and valuation	187,913	149,541	64,709
Long-lived assets	1,552	1,297	2,328
Eliminations and translation adjustment
OPERATING SEGMENTS
Interest and valuation	(719,931)	(720,373)	(335,145)
Long-lived assets	$ 8,453,369	$ 7,000,343	$ 8,795,011